Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheet [Abstract]
Allowance for doubtful accounts	$ 13	$ 13	$ 16
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	198,700,000	197,100,000